Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows From Operating Activities
Net loss	$ (581)	$ (1,324)	$ (3,887)	$ (8,781)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	189	342	1,102	170
Gain on sale of property and equipment	(1)	(30)	352	(599)
Impairment of property and equipment			49	64
Change in fair value of liability	67	(15)	(26)	(176)
Change in fair value of derivative liability	67		(309)
Stock-based compensation expense		220	222	2,301
Funding from SBA PPP loan recognized as income			(111)
Extinguishment of note payable				(3,540)
Amortization of note discount	62	421	882	5,605
Amortization of right-of-use asset			20
Non-cash interest expense			355
Termination of management agreements				536
Change in operating assets and liabilities
Prepaid expenses and other current assets	(2)	57	115	80
Intangible digital assets	(2)	6	14	12
Management agreement termination liability		(44)	(90)	(45)
Right of use asset	5	9	2	9
Operating lease liability	(5)	(9)	(22)	(6)
Other assets				66
Accounts payable	301	453	466	352
Accrued expenses	(212)	97	216	(8)
Net cash provided by (used) in operating activities	(179)	183	(650)	(3,960)
Cash Flows From Investing Activities
Purchase of property and equipment		(343)	(376)	(3,646)
Proceeds from sale of property and equipment	131		686	535
Proceeds from sale of Bitcoin received for sale of equipment			53
Deposits made on property and equipment		(38)	(38)	(203)
Refund of security deposit			34
Net cash provided by (used in) investing activities	131	(381)	359	(3,314)
Cash Flows From Financing Activities
Proceeds from SBA PPP loan			111
Proceeds from convertible note payable	1,000		200
Proceeds from sale of common stock				525
Payment of deferred offering costs				(70)
Proceeds from sale of stock under equity purchase agreement, net of issuance costs				5,053
Sale of preferred stock, net of issuance costs				1,990
Repayment of notes payable				(210)
Proceeds from exercise of warrants				120
Warrant buybacks				(14)
Net cash provided by financing activities	1,000		311	7,394
Net change in cash and cash equivalents	952	(198)	20	120
Cash and cash equivalents, beginning of period	236	216	216	96
Cash and cash equivalents, end of period	1,188	18	236	216
Supplemental disclosure of cash flow information
Cash paid for interest				3
Cash paid for income tax
Non-cash investing and financing activities
Reclassification of deposit to property plant and equipment			202
Deemed dividend on warrant modification and beneficial conversion feature of preferred stock				1,005
Cumulative effect adjustment related to ASU adoption				3
Conversion of notes payable into common stock		$ 350	929	2,738
Repayment of note payable and interest through the issuance of shares under the equity purchase agreement				354
Acquisition of miners through common stock				311
Conversion of Series C convertible preferred stock into common stock				28
Reclassification of deferred offering costs				70
Discount related to convertible promissory note	$ 1,000		$ 230